As filed with the Securities and Exchange Commission on May 16, 2014

Securities Act File (No. 333-153445)

Investment Company Act File (No. 811-22235)

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 73	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 75	☒
(Check appropriate box or boxes)

AQR Funds

(Exact Name of Registrant Specified in Charter)

Two Greenwich Plaza, 4th Floor

Greenwich, CT 06830

(Address of Principal Executive Offices)

Registrant’s Telephone Number, Including Area Code: (203) 742-3600

Bradley D. Asness, Esq.

Principal & Chief Legal Officer

AQR Capital Management, LLC

Two Greenwich Plaza, 4th Floor

Greenwich, CT 06830

(Name and Address of Agent for Service)

With copies to:

Rose F. DiMartino, Esq.

Willkie Farr & Gallagher LLP

787 Seventh Avenue

New York, NY 10019

It is proposed that this filing will become effective (check appropriate box)

☒	immediately upon filing pursuant to paragraph (b)

☐	on (date) pursuant to paragraph (b)

☐	60 days after filing pursuant to paragraph (a)(1)

☐	on (date) pursuant to paragraph (a)(1)

☐	75 days after filing pursuant to paragraph (a)(2)

☐	on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Shares of Beneficial Interest, par value, $0.001 per share.

Signatures

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) of the Securities Act and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Greenwich, Connecticut, on the 16th day of May, 2014.

AQR Funds

By	/S/ MARCO HANIG
Marco Hanig President

Pursuant to the requirements of the Securities Act of 1933, the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/S/ MARCO HANIG	Marco Hanig	May 16, 2014
(Marco Hanig)	President (Principal Executive Officer)

/S/ JOHN HOWARD	John Howard	May 16, 2014
(John Howard)	Chief Financial Officer (Principal Financial Officer)

*	David Kabiller
(David Kabiller)	Trustee

*	Timothy K. Armour
(Timothy K. Armour)	Trustee

*	William L. Atwell
(William L. Atwell)	Trustee

*	Gregg D. Behrens
(Gregg D. Behrens)	Trustee

*	Brian Posner
(Brian Posner)	Trustee

*	L. Joe Moravy
(L. Joe Moravy)	Trustee

*By	/S/ MARCO HANIG	May 16, 2014
Marco Hanig Attorney-in-fact for each Trustee

AQR Global Macro Offshore Fund Ltd. has duly caused this Registration Statement of AQR Funds, with respect only to information that specifically relates to AQR Global Macro Offshore Fund Ltd., to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Greenwich, Connecticut, on the 16th day of May, 2014.

AQR Global Macro Offshore Fund Ltd.:

By	/S/ MARCO HANIG
Marco Hanig Director

This Registration Statement of AQR Funds, with respect only to information that specifically relates to the AQR Global Macro Offshore Fund Ltd., has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/S/ MARCO HANIG (Marco Hanig)	Director of AQR Global Macro Offshore Fund Ltd.	May 16, 2014

/S/ JOHN HOWARD (John Howard)	Director of AQR Global Macro Offshore Fund Ltd.	May 16, 2014

AQR Managed Futures Strategy Offshore Fund Ltd. has duly caused this Registration Statement of AQR Funds, with respect only to information that specifically relates to AQR Managed Futures Strategy Offshore Fund Ltd., to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Greenwich, Connecticut, on the 16th day of May, 2014.

AQR Managed Futures Strategy Offshore Fund Ltd.:

By	/S/ MARCO HANIG
Marco Hanig Director

This Registration Statement of AQR Funds, with respect only to information that specifically relates to the AQR Managed Futures Strategy Offshore Fund Ltd., has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/S/ MARCO HANIG (Marco Hanig)	Director of AQR Managed Futures Strategy Offshore Fund Ltd.	May 16, 2014

/S/ JOHN HOWARD (John Howard)	Director of AQR Managed Futures Strategy Offshore Fund Ltd.	May 16, 2014

AQR Managed Futures Strategy HV Offshore Fund Ltd. has duly caused this Registration Statement of AQR Funds, with respect only to information that specifically relates to AQR Managed Futures Strategy HV Offshore Fund Ltd., to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Greenwich, Connecticut, on the 16th day of May, 2014.

AQR Managed Futures Strategy HV Offshore Fund Ltd.:

By	/S/ MARCO HANIG
Marco Hanig Director

This Registration Statement of AQR Funds, with respect only to information that specifically relates to the AQR Managed Futures Strategy HV Offshore Fund Ltd., has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/S/ MARCO HANIG (Marco Hanig)	Director of AQR Managed Futures Strategy HV Offshore Fund Ltd.	May 16, 2014

/S/ JOHN HOWARD (John Howard)	Director of AQR Managed Futures Strategy HV Offshore Fund Ltd.	May 16, 2014

AQR Multi-Strategy Alternative Offshore Fund Ltd. has duly caused this Registration Statement of AQR Funds, with respect only to information that specifically relates to AQR Multi-Strategy Alternative Offshore Fund Ltd., to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Greenwich, Connecticut, on the 16th day of May, 2014.

AQR Multi-Strategy Alternative Offshore Fund Ltd.:

By	/S/ MARCO HANIG
Marco Hanig Director

This Registration Statement of AQR Funds, with respect only to information that specifically relates to the AQR Multi-Strategy Alternative Offshore Fund Ltd., has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/S/ MARCO HANIG (Marco Hanig)	Director of AQR Multi-Strategy Alternative Offshore Fund Ltd.	May 16, 2014

/S/ JOHN HOWARD (John Howard)	Director of AQR Multi-Strategy Alternative Offshore Fund Ltd.	May 16, 2014

AQR Risk-Balanced Commodities Strategy Offshore Fund Ltd. has duly caused this Registration Statement of AQR Funds, with respect only to information that specifically relates to AQR Risk-Balanced Commodities Strategy Offshore Fund Ltd., to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Greenwich, Connecticut, on the 16th day of May, 2014.

AQR Risk-Balanced Commodities Strategy Offshore Fund Ltd.:

By	/S/ MARCO HANIG
Marco Hanig Director

This Registration Statement of AQR Funds, with respect only to information that specifically relates to the AQR Risk-Balanced Commodities Strategy Offshore Fund Ltd., has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/S/ MARCO HANIG (Marco Hanig)	Director of AQR Risk-Balanced Commodities Strategy Offshore Fund Ltd.	May 16, 2014

/S/ JOHN HOWARD (John Howard)	Director of AQR Risk-Balanced Commodities Strategy Offshore Fund Ltd.	May 16, 2014

AQR Risk Parity Offshore Fund Ltd. has duly caused this Registration Statement of AQR Funds, with respect only to information that specifically relates to AQR Risk Parity Offshore Fund Ltd., to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Greenwich, Connecticut, on the 16th day of May, 2014.

AQR Risk Parity Offshore Fund Ltd.:

By	/S/ MARCO HANIG
Marco Hanig Director

This Registration Statement of AQR Funds, with respect only to information that specifically relates to the AQR Risk Parity Offshore Fund Ltd., has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/S/ MARCO HANIG (Marco Hanig)	Director of AQR Risk Parity Offshore Fund Ltd.	May 16, 2014

/S/ JOHN HOWARD (John Howard)	Director of AQR Risk Parity Offshore Fund Ltd.	May 16, 2014

AQR Risk Parity II MV Offshore Fund Ltd. has duly caused this Registration Statement of AQR Funds, with respect only to information that specifically relates to AQR Risk Parity II MV Offshore Fund Ltd., to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Greenwich, Connecticut, on the 16th day of May, 2014.

AQR Risk Parity II MV Offshore Fund Ltd.:

By	/S/ MARCO HANIG
Marco Hanig Director

This Registration Statement of AQR Funds, with respect only to information that specifically relates to the AQR Risk Parity II MV Offshore Fund Ltd., has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/S/ MARCO HANIG (Marco Hanig)	Director of AQR Risk Parity II MV Offshore Fund Ltd.	May 16, 2014

/S/ JOHN HOWARD (John Howard)	Director of AQR Risk Parity II MV Offshore Fund Ltd.	May 16, 2014

AQR Risk Parity II HV Offshore Fund Ltd. has duly caused this Registration Statement of AQR Funds, with respect only to information that specifically relates to AQR Risk Parity II HV Offshore Fund Ltd., to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Greenwich, Connecticut, on the 16th day of May, 2014.

AQR Risk Parity II HV Offshore Fund Ltd.:

By	/S/ MARCO HANIG
Marco Hanig Director

This Registration Statement of AQR Funds, with respect only to information that specifically relates to the AQR Risk Parity II HV Offshore Fund Ltd., has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/S/ MARCO HANIG (Marco Hanig)	Director of AQR Risk Parity II HV Offshore Fund Ltd.	May 16, 2014

/S/ JOHN HOWARD (John Howard)	Director of AQR Risk Parity II HV Offshore Fund Ltd.	May 16, 2014

AQR Style Premia Alternative Offshore Fund Ltd. has duly caused this Registration Statement of AQR Funds, with respect only to information that specifically relates to AQR Style Premia Alternative Offshore Fund Ltd., to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Greenwich, Connecticut, on the 16th day of May, 2014.

AQR Style Premia Alternative Offshore Fund Ltd.

By	/S/ MARCO HANIG
Marco Hanig Director

This Registration Statement of AQR Funds, with respect only to information that specifically relates to the AQR Style Premia Alternative Offshore Fund Ltd., has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/S/ MARCO HANIG (Marco Hanig)	Director of AQR Style Premia Alternative Offshore Fund Ltd.	May 16, 2014

/S/ JOHN HOWARD (John Howard)	Director of AQR Style Premia Alternative Offshore Fund Ltd.	May 16, 2014

Exhibit Index

Item Number	Item

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase